Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of December 31, 2021 (unaudited)
Shares		Value
	COMMON STOCKS – 98.1%
	COMMUNICATIONS – 7.1%
	INTERNET – 7.1%
3,948	Bumble, Inc., Class A(1)	$133,679
3,318	Etsy, Inc.(1)	726,443
5,259	EverQuote, Inc., Class A(1)	82,356
10,943	Liquidity Services, Inc.(1)	241,621
21,268	Magnite, Inc.(1)	372,190
3,771	Overstock.com, Inc.(1)	222,527
6,523	Sprinklr, Inc., Class A(1)	103,520
		1,882,336

	CONSUMER, CYCLICAL – 8.1%
	AUTO PARTS & EQUIPMENT – 0.9%
6,370	Douglas Dynamics, Inc.	248,812
	DISTRIBUTION/WHOLESALE – 1.7%
15,774	ThredUp, Inc.(1)	201,276
7,530	Titan Machinery, Inc.(1)	253,686
		454,962
	ENTERTAINMENT – 0.4%
15,327	Genius Sports, Ltd.(1)	116,485
	LEISURE TIME – 1.6%
15,981	Life Time Group Holdings, Inc.(1)	275,033
14,581	OneSpaWorld Holdings, Ltd.(1)	146,102
		421,135
	RETAIL – 3.5%
8,317	Cricut, Inc.(1)	183,722
8,438	First Watch Restaurant Group, Inc.(1)	141,421
4,568	Lovesac Co.(1)	302,676
5,242	Rush Enterprises, Inc., Class A	291,665
		919,484
	TOTAL CONSUMER, CYCLICAL	2,160,878

	CONSUMER, NON-CYCLICAL – 30.3%
	BIOTECHNOLOGY – 11.2%
12,875	Affimed(1)	71,070
1,085	Apellis Pharmaceuticals, Inc.(1)	51,299
1,177	Beam Therapeutics, Inc.(1)	93,795
18,932	BioCryst Pharmaceuticals, Inc.(1)	262,208
1,600	Blueprint Medicines Corp.(1)	171,376
2,022	Caribou Biosciences, Inc.(1)	30,512
1,007	CRISPR Therapeutics AG(1)	76,310
2,661	Editas Medicine, Inc.(1)	70,650
1,153	Fate Therapeutics, Inc.(1)	67,462
14,150	Harvard Bioscience, Inc.(1)	99,757
18,303	ImmunoGen, Inc.(1)	135,808
6,041	Insmed, Inc.(1)	164,557
3,888	Kiniksa Pharmaceuticals Ltd. – Class A(1)	45,762
4,894	MacroGenics, Inc.(1)	78,549
12,355	NeoGenomics, Inc.(1)	421,553
16,599	Organogenesis Holdings, Inc.(1)	153,375
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	BIOTECHNOLOGY (continued)
3,801	Pliant Therapeutics, Inc.(1)	$51,314
1,141	Prothena Corp. PLC(1)	56,365
7,502	Veracyte, Inc.(1)	309,082
8,816	Vericel Corp.(1)	346,469
3,840	Xencor, Inc.(1)	154,061
2,084	Xenon Pharmaceuticals, Inc.(1)	65,104
		2,976,438
	COMMERCIAL SERVICES – 7.5%
8,312	2U, Inc.(1)	166,822
26,180	Alta Equipment Group, Inc.(1)	383,275
2,546	Bright Horizons Family Solutions, Inc.(1)	320,490
5,300	Chegg, Inc.(1)	162,710
7,392	CoStar Group, Inc.(1)	584,190
1,424	Grand Canyon Education, Inc.(1)	122,051
3,643	HealthEquity, Inc.(1)	161,166
3,301	ShotSpotter, Inc.(1)	97,446
		1,998,150
	COSMETICS/PERSONAL CARE – 0.5%
5,523	Beauty Health Co.(1)	133,436
	HEALTHCARE-PRODUCTS – 7.6%
3,482	AtriCure, Inc.(1)	242,103
6,962	BioLife Solutions, Inc.(1)	259,474
7,320	Castle Biosciences, Inc.(1)	313,808
3,405	CONMED Corp.	482,693
2,423	OrthoPediatrics Corp.(1)	145,041
5,386	Pulse Biosciences, Inc.(1)	79,767
4,947	Quanterix Corp.(1)	209,753
4,545	Renalytix PLC, ADR(1)	72,265
9,974	SI-BONE, Inc.(1)	221,523
		2,026,427
	HEALTHCARE-SERVICES – 0.4%
16,589	American Well Corp., Class A(1)	100,197
	PHARMACEUTICALS – 3.1%
17,623	Aerie Pharmaceuticals, Inc.(1)	123,713
4,108	Enanta Pharmaceuticals, Inc.(1)	307,196
804	Intellia Therapeutics, Inc.(1)	95,065
6,740	Jounce Therapeutics, Inc.(1)	56,279
16,800	Paratek Pharmaceuticals, Inc.(1)	75,432
9,383	Spero Therapeutics, Inc.(1)	150,222
		807,907
	TOTAL CONSUMER, NON-CYCLICAL	8,042,555

	DIVERSIFIED – 0.3%
	HOLDING COMPANIES-DIVERSIFIED – 0.3%
7,316	Executive Network Partnering Corp., Class A(1)	71,770

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	ENERGY – 1.7%
	ENERGY-ALTERNATE SOURCES – 1.7%
2,429	Enphase Energy, Inc.(1)	$444,361

	FINANCIAL – 2.7%
	INSURANCE – 0.5%
4,434	James River Group Holdings Ltd.	127,744
	PRIVATE EQUITY – 0.7%
5,114	Victory Capital Holdings, Inc., Class A	186,814
	REITS – 1.5%
1,491	Innovative Industrial Properties, Inc.	391,999
	TOTAL FINANCIAL	706,557

	INDUSTRIAL – 21.8%
	COMPUTERS – 5.9%
10,233	Kornit Digital, Ltd.(1)	1,557,974
	ELECTRONICS – 3.3%
12,977	Enovix Corp.(1)	354,013
699	Mesa Laboratories, Inc.	229,335
3,292	OSI Systems, Inc.(1)	306,814
		890,162
	ENGINEERING & CONSTRUCTION – 0.8%
7,844	908 Devices, Inc.(1)	202,924
	HAND/MACHINE TOOLS – 1.2%
16,197	Luxfer Holdings PLC	312,764
	MACHINERY-DIVERSIFIED – 2.7%
1,932	Chart Industries, Inc.(1)	308,135
8,856	Columbus McKinnon Corp.	409,678
		717,813
	METAL FABRICATE/HARDWARE – 2.0%
5,291	Lawson Products, Inc.(1)	289,682
1,219	RBC Bearings, Inc.(1)	246,202
		535,884
	MISCELLANEOUS MANUFACTURING – 4.7%
5,568	Axon Enterprise, Inc.(1)	874,176
3,995	Materion Corp.	367,301
		1,241,477
	TRANSPORTATION – 1.2%
5,305	CryoPort, Inc.(1)	313,897
	TOTAL INDUSTRIAL	5,772,895

	TECHNOLOGY – 26.1%
	COMPUTERS – 2.2%
910	Globant SA(1)	285,822
11,564	Stratasys Ltd.(1)	283,202
		569,024
	SEMICONDUCTORS – 3.8%
7,892	Azenta, Inc.	813,744
2,157	Power Integrations, Inc.	200,364
		1,014,108
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SOFTWARE – 20.1%
10,519	Datto Holding Corp.(1)	$277,176
5,412	Definitive Healthcare Corp.(1)	147,910
4,840	Digital Turbine, Inc.(1)	295,192
4,072	Domo, Inc.(1)	201,971
8,419	Evolent Health, Inc., Class A(1)	232,954
5,128	Health Catalyst, Inc.(1)	203,171
11,655	LivePerson, Inc.(1)	416,316
2,327	Paycom Software, Inc.(1)	966,147
17,792	Porch Group, Inc.(1)	277,377
8,485	PROS Holdings, Inc.(1)	292,648
1,475	Sprout Social, Inc.(1)	133,768
6,005	SPS Commerce, Inc.(1)	854,812
5,437	Workiva, Inc.(1)	709,474
38,101	Zeta Global Holdings Corp., Class A(1)	320,810
		5,329,726
	TOTAL TECHNOLOGY	6,912,858
	TOTAL COMMON STOCKS (Cost $23,698,472)	25,994,210

	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc., Acquired 11/22/2021(1)(2)(3)	15,826
	TOTAL RIGHTS (Cost $15,826)	15,826

	WARRANTS – 0.0%
	HOLDING COMPANIES-DIVERSIFIED – 0.0%
1,774	Executive Network Partnering Corp., Exercise Price $11.50, Expiration Date 9/25/2028(1)	1,205
	TOTAL WARRANTS (Cost $0)	1,205
	TOTAL INVESTMENTS – 98.1% (Cost $23,714,298)	26,011,241
	Other Assets in Excess of Liabilities – 1.9%	496,864
	TOTAL NET ASSETS – 100.0%	$26,508,105

(1)   Non-income producing security.

(2)   Fair valued using significant unobservable inputs.

(3)   Illiquid and restricted investments as to resale.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

2